Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 419,374	$ 480,443	$ 73,990
Restricted cash	12,278	12,278	7,378
Accounts receivable	552	461	1,279
Inventories	28,797	26,817	23,288
Prepayments and other current assets	14,327	16,672	4,195
Due from related party, net	0	0	8,967
Total current assets	475,328	536,671	119,097
Property, plant, and equipment, net	52,382	49,333	34,214
Right-of-use asset	17,749	16,927
Other non-current assets	2,600	2,615	2,728
Total assets	548,059	605,546	156,039
Current liabilities
Accounts payable	8,410	7,038	7,217
Current portion of operating lease obligation	2,421	2,354
Current portion of finance lease obligation	105	47
Current portion of finance lease obligation			56
Accrued liabilities	18,511	22,277	18,166
Customer deposits	83,264	83,362	80,883
Due to related parties, net	681	767	0
Total current liabilities	113,392	115,845	106,322
Deferred rent	0	0	8,158
Operating lease obligation, net of current portion	22,382	21,867
Financing lease obligation, net of current portion	284	274
Total liabilities	136,058	137,986	114,480
Commitments and contingencies (Note 14)
Stockholders' Equity
Net parent investment	0	0	41,477
Preferred stock, $0.0001 par value; 10,000,000 authorized; none issued and outstanding	0	0	0
Common stock, $0.0001 par value; 700,000,000 shares authorized; 209,240,972, 196,001,038 and 0 shares issued and outstanding as of March 31, 2020, December 31, 2019 and 2018, respectively	21	20	0
Additional paid-in capital	593,582	589,158	0
Accumulated deficit	(181,607)	(121,677)	0
Accumulated other comprehensive income	5	59	82
Total stockholders' equity	412,001	467,560	41,559
Total liabilities and stockholders' equity	$ 548,059	$ 605,546	$ 156,039